Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	$ 8,332	$ 11,401	$ 21,608	$ 23,888
Individually reviewed for impairment	12,956	21,276
Collectively reviewed for impairment	360,600	374,773
Ending balance	373,556	396,049
Specific reserves	3,778	1,074
General reserves	7,623	7,258
Provision for losses	(6,998)	(7,881)	2,544
Charge-offs	(1,214)	(5,046)	(9,317)
Recoveries	5,143	2,720	4,493
1-4 Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,096	1,628	2,821	3,718
Individually reviewed for impairment	1,867	1,888
Collectively reviewed for impairment	67,974	74,579
Ending balance	69,841	76,467
Specific reserves	404	270
General reserves	1,224	826
Provision for losses	(440)	(1,206)	(834)
Charge-offs	(92)	(200)	(63)
Recoveries	0	213	0
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	5,024	6,458	13,588	13,622
Individually reviewed for impairment	9,728	17,190
Collectively reviewed for impairment	181,940	177,260
Ending balance	191,668	194,450
Specific reserves	2,403	370
General reserves	4,055	4,654
Provision for losses	(3,518)	(5,190)	3,864
Charge-offs	(936)	(3,711)	(5,719)
Recoveries	3,020	1,771	1,821
Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,009	1,106	1,146	1,159
Individually reviewed for impairment	806	917
Collectively reviewed for impairment	54,119	52,506
Ending balance	54,925	53,423
Specific reserves	382	307
General reserves	724	702
Provision for losses	(4)	347	686
Charge-offs	(131)	(484)	(1,071)
Recoveries	38	97	372
Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,203	2,209	4,053	5,389
Individually reviewed for impairment	555	1,281
Collectively reviewed for impairment	56,567	70,428
Ending balance	57,122	71,709
Specific reserves	589	127
General reserves	1,620	1,076
Provision for losses	(3,036)	(1,832)	(1,172)
Charge-offs	(55)	(651)	(2,464)
Recoveries	$ 2,085	$ 639	$ 2,300